Note 02 - Summary of Significant Accounting Policies, Property plant and equipment (Detail)	Dec. 31, 2010
Buildings and improvements
Property Plant and Equipment [Abstract]
Useful life average weighted	25 years (25-40 years)
Equipment and other assets
Property Plant and Equipment [Abstract]
Useful life average weighted	20 years (3-31 years)